Accounts Receivable, Net	12 Months Ended
Dec. 31, 2023
Accounts Receivable, Net
5.
ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2022	2023
	RMB	RMB	US$
Accounts receivable	385,935	533,945	75,205
Allowance for credit losses	(102,161)	(132,881)	(18,716)
Accounts receivable, net	283,774	401,064	56,489

The movements in the allowance for credit losses were as follows:

	Year ended December 31,
	2022	2023
	RMB	RMB	USD
Balance as of January 1	92,695	102,161	14,389
Addition	3,156	29,401	4,141
Amounts written off	—	—	—
Foreign Exchange effect	6,310	1,319	186
Balance as of December 31	102,161	132,881	18,716